Summary of Significant Accounting Policies (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Disclosure of Detailed Information About Useful Lives Property Plant and Equipment Explanatory

The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life

Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years

Bendon Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Disclosure of Detailed Information About Useful Lives Property Plant and Equipment Explanatory

The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life
Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years